Segment reconciliation - Non-current assets by geographical area (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-current assets by geographical areas [Line items]
Non-current assets other than financial instruments, deferred tax assets	€ 155,604	€ 152,586	€ 148,486
United States of America
Disclosure of non-current assets by geographical areas [Line items]
Non-current assets other than financial instruments, deferred tax assets	4,237	3,441	4,194
Americas other than USA
Disclosure of non-current assets by geographical areas [Line items]
Non-current assets other than financial instruments, deferred tax assets	3,276	3,454	8,374
Belgium
Disclosure of non-current assets by geographical areas [Line items]
Non-current assets other than financial instruments, deferred tax assets	67,865	62,810	49,426
Germany
Disclosure of non-current assets by geographical areas [Line items]
Non-current assets other than financial instruments, deferred tax assets	55,712	58,305	57,918
Poland
Disclosure of non-current assets by geographical areas [Line items]
Non-current assets other than financial instruments, deferred tax assets	12,756	13,437	15,506
Rest of Europe
Disclosure of non-current assets by geographical areas [Line items]
Non-current assets other than financial instruments, deferred tax assets	10,019	9,087	10,410
Asia-Pacific
Disclosure of non-current assets by geographical areas [Line items]
Non-current assets other than financial instruments, deferred tax assets	€ 1,739	€ 2,052	€ 2,658